Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Income Tax Benefit (Expense)
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2025	2024
Current tax expense
Current period income tax	$51	$121
Withholding tax	—	—
Total current tax expense	$51	$121
Deferred tax expense
Origination and reversal of temporary differences	$(39,953)	$(14,279)
Adjustments for prior periods	5,811	1,648
Change in unrecognized deductible temporary differences	34,142	12,631
Total deferred tax expense	$—	$—

Total income tax expense from continuing operations	$51	$121

Schedule of Effective Income Tax Rate Differs from Combined Canadian Federal and Provincial Statutory Income Tax Rate
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2025	2024
Net loss before income taxes (from continuing operations)	$(90,863)	$(323,409)
Expected tax recovery at 27.00% (2024 – 27.00%)	$(24,533)	$(87,320)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	83	53,847
Expiry of losses and ITC	1,598	310
Investment tax credits earned	(3,407)	(4,703)
Foreign tax rate and tax rate differences	1,519	3,415
Change in unrecognized deductible temporary differences	24,770	34,514
Other	21	58
Income taxes from continuing operations	$51	$121

Schedule of Unrecognized Deferred Tax Asset and Available to Carry Forward
At December 31, 2025, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.
28.     Income taxes (cont'd):
(b)    Unrecognized deferred tax asset (cont'd):

	2025	2024
Scientific research expenditures	$166,556	$148,077
Investments	44,931	43,891
Share issuance costs	86	4,633
Losses from operations carried forward	563,850	440,572
Capital losses carried forward	40,460	4,843
Investment tax credits	53,510	48,277
Property, plant and equipment and intangible assets	255,266	226,425
	$1,124,659	$916,718
The Corporation has available to carry forward the following as at December 31:

	2025	2024
Canadian scientific research expenditures	$166,556	$148,077
Canadian losses from operations	390,148	288,258
Canadian capital losses from operations	42,942	9,827
Canadian investment tax credits	53,510	48,277
US federal losses from operations	41,027	42,949
Denmark losses from operations	114,108	81,130
Hong Kong losses from operations	227	128
UK losses from operations	—	20,440
UK research and development tax credits	—	120